SGI U.S. LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.2%
Aerospace/Defense — 0.2%
Lockheed Martin Corp.	1,700	$761,209

Beverages — 3.1%
PepsiCo, Inc.	63,238	10,642,323

Biotechnology — 5.9%
Biogen, Inc. (a)	3,400	795,872
Gilead Sciences, Inc.	59,768	4,578,229
Incyte Corp. (a)	42,400	2,304,016
Regeneron Pharmaceuticals, Inc. (a)	900	741,429
United Therapeutics Corp. (a)	8,338	2,001,120
Vertex Pharmaceuticals, Inc. (a)	27,424	9,730,309
		20,150,975
Building Materials — 1.1%
Builders FirstSource, Inc. (a)	22,526	3,020,962
Martin Marietta Materials, Inc.	1,654	768,432
		3,789,394
Commercial Services — 1.4%
Automatic Data Processing, Inc.	20,269	4,660,249

Computers — 4.6%
Accenture PLC - Class A	34,780	11,586,609
Cognizant Technology Solutions Corp. - Class A	46,387	3,264,717
NetApp, Inc.	9,400	859,066
		15,710,392
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co.	4,800	736,896

Distribution/Wholesale — 0.3%
Copart, Inc. (a)	17,832	895,523

Diversified Financial Services — 0.2%
Nasdaq, Inc.	14,500	809,680

Electric — 3.8%
American Electric Power Co., Inc.	13,400	1,065,970
Entergy Corp.	53,873	5,463,261
Evergy, Inc.	93,622	4,778,467
PPL Corp.	67,361	1,759,469
		13,067,167
Electronics — 0.9%
Keysight Technologies, Inc. (a)	22,100	3,003,169

Food — 6.1%
Hershey Co.	59,255	11,135,200
Ingredion, Inc.	17,621	1,805,976
Performance Food Group Co. (a)	123,334	8,022,877
		20,964,053
Gas — 0.6%
Atmos Energy Corp.	6,700	762,527
NiSource, Inc.	46,517	1,192,696
		1,955,223
Hand/Machine Tools — 0.5%
Snap-on, Inc.	5,868	1,611,881

Healthcare-Products — 0.5%
IDEXX Laboratories, Inc. (a)	4,025	1,874,926

Healthcare-Services — 8.4%
Elevance Health, Inc.	25,488	12,221,241
HCA Healthcare, Inc.	2,944	737,413
Humana, Inc.	8,567	4,153,796
Molina Healthcare, Inc. (a)	31,917	11,667,578
		28,780,028
Home Builders — 4.8%
DR Horton, Inc.	72,915	9,309,058
Lennar Corp. - Class A	30,439	3,893,757
PulteGroup, Inc.	35,243	3,116,186
		16,319,001
Household Products/Wares — 2.7%
Kimberly-Clark Corp.	76,286	9,438,867

Insurance — 12.0%
American International Group, Inc.	53,518	3,522,020
Chubb Ltd., (Switzerland)	6,000	1,376,580
Cincinnati Financial Corp.	53,703	5,520,131
Everest Group Ltd.	10,349	4,248,782
Hartford Financial Services Group Inc., (The)	11,037	862,652
Loews Corp.	11,200	787,248
MetLife, Inc.	32,166	2,046,723
Progressive Corp.	38,101	6,249,707
Prudential Financial, Inc.	108,921	10,650,295
Travelers Cos, Inc., (The)	4,710	850,720
W R Berkley Corp.	70,633	5,124,424
		41,239,282
Internet — 5.5%
Alphabet, Inc. - Class A (a)	112,088	14,855,023
Facebook, Inc. - Class A (a)	9,370	3,065,395
VeriSign, Inc. (a)	3,848	816,546
		18,736,964
Iron/Steel — 1.8%
Reliance Steel & Aluminum Co.	2,785	766,599
Steel Dynamics, Inc.	44,179	5,263,044
		6,029,643
Media — 0.5%
Fox Corp. - Class A	61,926	1,829,294

Oil & Gas — 2.4%
Chevron Corp.	12,982	1,864,215
Valero Energy Corp.	50,111	6,281,915
		8,146,130
Pharmaceuticals — 6.4%
AbbVie, Inc.	30,906	4,400,705
McKesson Corp.	16,828	7,918,584
Merck & Co., Inc.	93,575	9,589,566
		21,908,855
Pipelines — 2.6%
Cheniere Energy, Inc.	38,434	7,000,753
Targa Resources Corp.	21,511	1,945,670
		8,946,423
REITS — 1.7%
Kimco Realty Corp.	163,141	3,151,884
SBA Communications Corp.	7,710	1,904,062
Weyerhaeuser Co.	23,545	738,136
		5,794,082
Retail — 5.2%
Costco Wholesale Corp.	1,700	1,007,658
Genuine Parts Co.	6,100	809,958
Home Depot, Inc.	7,845	2,459,329
McDonald's Corp.	28,155	7,935,205
Starbucks Corp.	32,319	3,209,277
TJX Cos., Inc.	17,599	1,550,648
Ulta Beauty, Inc. (a)	1,900	809,381
		17,781,456
Semiconductors — 1.0%
Applied Materials, Inc.	7,900	1,183,262
KLA-Tencor Corp.	1,500	816,930
NVIDIA Corp.	1,613	754,400
QUALCOMM, Inc.	6,382	823,597
		3,578,189
Software — 11.3%
Adobe Systems, Inc. (a)	4,641	2,835,698
Electronic Arts, Inc.	96,173	13,272,836
HubSpot, Inc. (a)	4,237	2,092,781
Manhattan Associates, Inc. (a)	11,758	2,622,622
Microsoft Corp.	41,312	15,653,530
MSCI, Inc.	1,704	887,528
Synopsys, Inc. (a)	2,636	1,431,954
		38,796,949
Telecommunications — 1.3%
Cisco Systems, Inc.	94,238	4,559,234

Transportation — 1.2%
United Parcel Service, Inc. - Class B	27,784	4,212,332
TOTAL COMMON STOCKS (COST $286,506,728)		336,729,789

TOTAL INVESTMENTS (COST $286,506,728) — 98.2%		336,729,789
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		6,324,120
TOTAL NET ASSETS — 100.0%		$343,053,909

Percentages are stated as a percent of net assets.

MSCI Morgan Stanley Capital International
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

SGI U.S. LARGE CAP EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$336,729,789	$336,729,789	$–	$–
Total Equity Securities	$336,729,789	$336,729,789	$–	$–
Total Assets*	$336,729,789	$336,729,789	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.